LONG-TERM INVESTMENTS	12 Months Ended
Feb. 28, 2014
LONG-TERM INVESTMENTS.
LONG-TERM INVESTMENTS

10.                               LONG-TERM INVESTMENTS

Long-term investments consisted of the following:

	As of	As of
	February 28,	February 28,
	2013	2014

Equity method investment	$—	$162,739
Fair value option method investments (1):
Century Mingde	2,411,073	—
A third-party online platform	3,080,000	3,080,000
Available-for-sales securities investments (1):
BabyTree Inc.	—	23,475,000
A third-party technology company	—	419,500
Total	$5,491,073	$27,137,239

(1)         Please refer to Note 12(a) fair value option method investments and available-for-sales securities investments for details.